INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

Income tax expenses (benefits)

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Income (loss) before income taxes
Canada	10,570	(61,880)	(31,896)
United States	61,377	8,319	(113,262)
PRC including Hong Kong and Taiwan	178,050	204,632	189,398
Japan	27,555	29,335	50,642
Other	26,848	28,215	50,381
	304,400	208,621	145,263
Current tax expense (benefit)
Canada	(1,846)	(3,420)	36,226
United States	(14,786)	(4,803)	(71,421)
PRC including Hong Kong and Taiwan	27,285	44,622	30,276
Japan	5,325	13,229	18,941
Other	2,397	7,057	8,233
	18,375	56,685	22,255
Deferred tax expense (benefit)
Canada	12,117	(6,558)	(10,792)
United States	32,696	(2,412)	23,173
PRC including Hong Kong and Taiwan	2,653	(5,333)	(17,998)
Japan	(3,381)	(2,953)	(10,571)
Other	(491)	2,637	(8,050)
	43,594	(14,619)	(24,238)
Total income tax expense (benefit)
Canada	10,271	(9,978)	25,434
United States	17,910	(7,215)	(48,248)
PRC including Hong Kong and Taiwan	29,938	39,289	12,278
Japan	1,944	10,276	8,370
Other	1,906	9,694	183
	61,969	42,066	(1,983)

The Company mainly operates in Canada, PRC, Japan, the United States and Hong Kong.

18. INCOME TAXES (Continued)

Canada

CSI was incorporated in Ontario, Canada and was subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the years ended December 31, 2018 and 2019, and for the period from January 2020 to June 2020. In July 2020, CSI filed articles of continuance, or the articles, to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. CSI is subject to federal, Ontario provincial and British Columbia provincial corporate income taxes at a rate of 26.5% for the period from July 2020 through December 31, 2020.

Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2018, 2019 and 2020.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 24.8%, 22.9% and 22.2% for the years ended December 31, 2018, 2019 and 2020, respectively.

Recurrent Energy Group Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 25.3%, 27.9% and 26.1% for the years ended December 31, 2018, 2019 and 2020, respectively.

In March 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” was signed into law. The CARES Act allows net operating losses incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years. As a result, the Company has received tax refund of $62,699 in 2020.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 32.0%, 31.8% and 31.8% for the years ended December 31, 2018, 2019 and 2020, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2018, 2019 and 2020, respectively.

Vietnam

Canadian Solar Manufacturing Vietnam Co., Ltd was incorporated in Vietnam and is subject to Vietnamese corporate income taxes at a normal statutory rate of 10%. The Company enjoyed full tax exemption from 2016 to 2019 and uses a reduced statutory rate of 5% from 2020 to 2028.

18. INCOME TAXES (Continued)

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has two Board of Investment certificates for full tax exemption which have different effective years. The licenses both started from year 2017, one of which will expire in year 2022 and the other in year 2025.

Hong Kong

Canadian Solar New Energy Holding Company Ltd and Canadian Solar International Ltd. were incorporated in Hong Kong, China, and are subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2018, 2019 and 2020, respectively.

PRC

The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) are all subject to the enterprise income tax rate of 25% for the years ended December 31, 2018, 2019 and 2020.

Certain of the Company’s PRC subsidiaries, such as CSI New Energy Holding and CSI Luoyang Manufacturing, were once HNTEs and enjoyed preferential enterprise income tax rates. These benefits have, however, expired. In 2020, Suzhou Sanysolar, CSI Cells, CSI Changshu Manufacturing, Changshu Tegu, CSI New Energy Development (Suzhou) (formerly “Suzhou Gaochuangte New Energy Development”), Canadian Solar Sunenergy (Suzhou) Co., Ltd. (merged with CSI Cells in 2020) and Changshu Tlian enjoyed preferential enterprise income tax rates.

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2018	2019	2020
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(11)%	(1)%	4%
Effect of different tax rate on earnings in other jurisdictions	—%	3%	(6)%
Effect of tax holiday	(1)%	(4)%	(1)%
Unrecognized tax provision	4%	(3)%	(13)%
Change in valuation allowance	7%	(3)%	(14)%
Effect of change in tax rate	(3)%	(1)%	2%
Others	(3)%	2%	—%
	20%	20%	(1)%

18. INCOME TAXES (Continued)

PRC (Continued)

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	3,089	7,956	1,287
Per share — basic	0.05	0.13	0.02
Per share — diluted	0.05	0.13	0.02

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2019	2020
	$	$
Deferred tax assets:
Accrued warranty costs	8,326	8,699
Bad debt allowance	10,324	3,218
Inventory write-down	1,128	3,121
Future deductible expenses	20,731	24,454
Depreciation and impairment difference of property, plant and equipment and solar power systems	23,380	30,138
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	496	406
Government subsidies	8,927	16,461
Net operating losses carry-forward	112,710	85,850
Unrealized foreign exchange loss and capital loss	7,064	1,221
Interest limitation	2,767	1,956
Others	26,415	30,958
Total deferred tax assets, gross	222,268	206,482
Valuation allowance	(70,627)	(50,118)
Total deferred tax assets, net of valuation allowance	151,641	156,364

Deferred tax liabilities:
Derivative assets	217	996
Depreciation difference of property, plant and equipment	18,789	17,027
Insurance recoverable	15,771	785
Unrealized foreign exchange gain	10,984	10,746
Others	8,380	5,234
Total deferred tax liabilities	54,141	34,788
Net deferred tax assets	97,500	121,576
Analysis as:
Deferred tax assets	153,963	170,656
Deferred tax liabilities	(56,463)	(49,080)
Net deferred tax assets	97,500	121,576

18. INCOME TAXES (Continued)

PRC (Continued)

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2020, all of the undistributed earnings of approximately $381,716 attributable to the Company’s PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $19,086 to $38,172, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Valuation allowance

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Beginning balance	65,399	76,522	70,627
Additions (reversals)	11,051	(6,156)	(21,585)
Foreign exchange effect	72	261	1,076
Ending balance	76,522	70,627	50,118

As of December 31, 2020, the Company has accumulated net operating losses of $567,049 of which $466,507 will expire between 2021 and 2040, and the remaining can be carried forward and back.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

●	Tax planning strategies;
●	Future reversals of existing taxable temporary differences;
●	Further taxable income exclusive of reversing temporary differences and carry-forwards;

18. INCOME TAXES (Continued)

Valuation allowance (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The CARES Act allows net operating losses incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years. As a result, the tax effect of releasing the valuation allowance on net operating losses is $15,227.

The Company has recognized a valuation allowance of $70,627 and $50,118 as at December 31, 2019 and 2020, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2019 and 2020 was $4,795 and $5,101, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2018, 2019 and 2020, respectively.

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Beginning balance	6,181	15,730	10,557
Addition for tax positions related to the current year	9,806	11	—
Reductions for tax positions from prior years/Statute of limitations expirations	—	(5,720)	(1,011)
Foreign exchange effect	(257)	536	82
Ending balance	15,730	10,557	9,628

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, PRC, the United States and Japan. Generally, the Company’s taxation years from 2015 to 2020 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2016 through 2020 remain open to examination by the U.S. tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s PRC subsidiaries might be subject to reexamination by the PRC tax authorities on non-transfer pricing matters for taxation years up to 2015 retrospectively, and on transfer pricing matters for taxation years up to 2010 retrospectively. There is no statute of limitations in case of tax evasion in PRC.